OTHER INCOME/(LOSS), NET	12 Months Ended
Dec. 31, 2025
OTHER INCOME/(LOSS), NET
OTHER INCOME/(LOSS), NET

5.    OTHER INCOME/(LOSS), NET

Components of other income, net are detailed as follows (RMB in thousands):

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Change in fair value of financial liabilities related to Trusts (Note 24)	—	34,978	(144,832)
Loss from disposal of equity investments (Note 14)	—	—	(99,809)
Change in fair value of other financial liabilities (Note 31)	—	—	(10,175)
Donations	(25,791)	(17,926)	(36,631)
Income from licensed patents (a)	50,581	295,966	—
Fair value gains from short - term investments	1,125	22,289	3,490
Others	219	(27,282)	68,010
Total	26,134	308,025	(219,947)
(a)	The Group entered into patent licensing agreements to grant third party licensees non-exclusive, irrevocable licenses under the licensed patents to make, use or sell solar products. As the patents licensed out by the Group have significant standalone functionality and the licensees could use the licenses as they exist at a point in time, these patents licensed out by the Group were classified as functional intellectual properties, and therefore, income from these licensing arrangements were recognized at a point in time that control of the licenses are transferred to the licensees. Since the patent licensing did not present the Group’s ongoing major or central operations, management recorded the licensing income in “Other income, net”.